PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2012	2011
Land	$1,131	$1,388
Buildings and improvements	48,457	42,408
Machinery, vehicles and equipment	57,130	52,636
Furniture and fixtures	18,251	15,049

	124,969	111,481
Less: accumulated depreciation and amortization	(82,127)	(72,026)

	$42,842	$39,455

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses amounted to $10,986, $9,364 and $8,832 for the years ended December 31, 2012, 2011 and 2010, respectively.